Investment Strategy - iShares Enhanced Roll Yield Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Bloomberg Enhanced Roll Yield Total Return Index (the “Underlying Index”), which is a broad-based, long-only commodity benchmark. The Underlying Index aims to mitigate the effects of negative roll yield. Roll yield is the difference between the prices of the shorter term and the longer term futures contracts when they are rolled. The Underlying Index is rebalanced on an annual basis.
In seeking to achieve its investment objective, the Fund will invest in a combination of exchange-traded commodity futures contracts, exchange traded options on commodity-related futures contracts and exchange-cleared commodity related swaps (together, “Commodity-Linked Investments”), thereby obtaining exposure to the commodities markets. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund. The Fund also seeks to generate interest income and capital appreciation on the cash balances arising from its investment in Commodity-Linked Investments through a cash management strategy consisting primarily of investments in short-term, investment-grade fixed-income securities that include U.S. government and agency securities, treasury inflation-protected securities, sovereign debt obligations of non‑U.S. countries, and repurchase agreements, money market instruments and cash and other cash equivalents (collectively, “Fixed-Income Investments”). The Fund uses Fixed-Income Investments as investments and to provide sufficient assets to account for (or “cover”) mark to‑market changes and to collateralize the Subsidiary’s (as defined below) Commodity-Linked Investments exposure on a day‑to‑day basis.
The Fund generally will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities or other financial instruments that are components of or have economic characteristics similar to the securities in the Underlying Index. The Fund may invest a portion of the remainder of its assets in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities and/or other instruments in the Underlying Index.
The Fund will seek to gain exposure to Commodity-Linked Investments by investing through iShares Cayman Enhanced Roll Yield Index Fund, Ltd. (the “Subsidiary”), a wholly-owned subsidiary organized in the Cayman Islands. The Subsidiary is advised by BFA and has the same investment objective as the Fund. BFA has entered into a sub-advisory agreement with BlackRock International Limited with respect to the Subsidiary. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Subsidiary will invest solely in Commodity-Linked Investments and cash. The Fund may invest up to 25% of its total assets in the Subsidiary.
The remainder of the Fund’s assets will be invested directly by the Fund, primarily in Fixed-Income Investments. The Fund or the Subsidiary may from time to time invest in other exchange traded funds (“ETFs”), exchange-traded notes or commodity-linked notes.
The Fund is classified as non‑diversified under the Investment Company Act.